Inventories (Inventory reserve) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Valuation Reserves Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 74,318	$ 68,352	$ 77,888
Charged to expense	36,606	14,620	25,537
Deductions or other	(35,337)	(8,654)	(35,073)
Balance at end of period	$ 75,587	$ 74,318	$ 68,352